Supplementary Financial Information (Tables)	12 Months Ended
Aug. 31, 2012
Supplementary Financial Information [Abstract]
Assets and liabilities included in consolidated balance sheet captions
Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2012	2011
Accounts receivable -
Accounts receivable	$2,266	$2,598
Allowance for doubtful accounts	(99)	(101)
	$2,167	$2,497
Other non-current assets -
Intangible assets, net (see Note 6)	$1,286	$1,212
Other	211	377
	$1,497	$1,589
Accrued expenses and other liabilities -
Accrued salaries	$772	$856
Taxes other than income taxes	454	489
Insurance	268	230
Profit sharing	166	253
Other	1,359	1,247
	$3,019	$3,075
Other non-current liabilities -
Postretirement health care benefits	$332	$396
Accrued rent	347	418
Insurance	408	346
Other	799	625
	$1,886	$1,785

Summary of quarterly results
Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August (1)	Fiscal Year
Fiscal 2012
Net Sales	$18,157	$18,651	$17,752	$17,073	$71,633
Gross Profit	5,104	5,389	5,014	4,835	20,342
Net Earnings	554	683	537	353	2,127
Per Common Share -
Basic	$.63	$.79	$.63	$.40	$2.43
Diluted	.63	.78	.62	.39	2.42
Cash Dividends Declared Per Common Share	$.225	$.225	$.225	$.275	$.950
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.175	$.175	$.175	$.225	$.750

(1)
Results for the fiscal quarter ending August 31, 2011 include a pre-tax gain of $434 million and $273 million, or $.30 per diluted share, after tax, from the sale of Walgreens Health Initiatives, Inc., a pharmacy benefit management business.

Common stock price high and low sales price for each quarter.
Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2012 and 2011.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2012	High	$36.27	$34.60	$35.41	$36.08	$36.27
	Low	30.10	31.95	30.28	28.77	28.77
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17

Five-year cumulative total return on common stock
The historical performance of the Company’s common stock is not necessarily indicative of future stock performance.

	Value of Investment at August 31,
	2007	2008	2009	2010	2011	2012
Walgreen Co.	$100.00	$81.71	$77.29	$62.41	$83.34	$87.08
S&P 500 Index	100.00	87.03	69.24	71.19	82.69	95.43
Value Line Pharmacy Services Industry Index	100.00	91.74	93.34	75.17	91.51	107.84